UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:         Cadian Capital Management, LLC

Address:      461 Fifth Avenue
              24th Floor
              New York, New York  10017

13F File Number: 028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Graham Quigley
Title: Chief Financial Officer
Phone: (212) 792-8800


Signature, Place and Date of Signing:

/s/ Graham Quigley              New York, New York             May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $1,167,551
                                         (thousands)


List of Other Included Managers:

No.           Form 13F File Number       Name

1.            028-12841                  Cadian Fund LP

2.            028-12845                  Cadian Offshore Fund Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                  Cadian Capital Management, LLC
                                                          March 31, 2010

COLUMN 1                       COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8
----------------------------  ------------   ---------  --------  ------------------ ----------  -------- --------------------------
                                TITLE OF                 VALUE     SHS OR   SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS         CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION   MGRS     SOLE      SHARED    NONE
----------------------------  ------------   ---------  --------  --------  --- ---- ----------  -------- ------     ------    -----
AMERICAN SUPERCONDUCTOR CORP  COM            030111108  18,385      636,149  SH        DEFINED   1, 2      636,149
AMKOR TECHNOLOGY INC          COM            031652100  60,092    8,487,538  SH        DEFINED   1, 2    8,487,538
ARUBA NETWORKS INC            COM            043176106   2,732      200,000      Put   DEFINED   1, 2      200,000
ARUBA NETWORKS INC            COM            043176106   1,366      100,000      Put   DEFINED   1, 2      100,000
ASPEN TECHNOLOGY INC          COM            045327103  58,833    5,739,829  SH        DEFINED   1, 2    5,739,829
ATMEL CORP                    COM            049513104   1,512      300,000  SH        DEFINED   1, 2      300,000
AUTODESK INC                  COM            052769106  46,567    1,585,000  SH        DEFINED   1, 2    1,585,000
BMC SOFTWARE INC              COM            055921100  17,670      465,000  SH        DEFINED   1, 2      465,000
BUCKLE INC                    COM            118440106     919       25,000  SH        DEFINED   1, 2       25,000
CADENCE DESIGN SYSTEM INC     COM            127387108  29,584    4,435,318  SH        DEFINED   1, 2    4,435,318
CARMAX INC                    COM            143130102  39,421    1,569,315  SH        DEFINED   1, 2    1,569,315
CEPHEID                       COM            15670R107  46,797    2,677,175  SH        DEFINED   1, 2    2,677,175
CHARLES RIV LABS INTL INC     COM            159864107  45,788    1,164,800  SH        DEFINED   1, 2    1,164,800
CISCO SYS INC                 COM            17275R102  13,015      500,000  SH        DEFINED   1, 2      500,000
COGO GROUP INC                COM            192448108  12,231    1,749,780  SH        DEFINED   1, 2    1,749,780
DIGITAL RIV INC               COM            25388B104  44,950    1,483,500  SH        DEFINED   1, 2    1,483,500
DIGITALGLOBE INC              COM NEW        25389M877  11,655      417,000  SH        DEFINED   1, 2      417,000
E M C CORP MASS               COM            268648102  51,421    2,850,400  SH        DEFINED   1, 2    2,850,400
ELECTRONIC ARTS INC           COM            285512109   5,598      300,000      Call  DEFINED   1, 2      300,000
ELECTRONIC ARTS INC           COM            285512109   8,397      450,000      Call  DEFINED   1, 2      450,000
EQUINIX INC                   COM NEW        29444U502  10,569      108,580  SH        DEFINED   1, 2      108,580
EXPRESS SCRIPTS INC           COM            302182100  53,220      523,000  SH        DEFINED   1, 2      523,000
FIDELITY NATIONAL FINANCIAL   CL A           31620R105  35,641    2,404,900  SH        DEFINED   1, 2    2,404,900
FREIGHTCAR AMER INC           COM            357023100   3,104      128,488  SH        DEFINED   1, 2      128,488
GREEN MTN COFFEE ROASTERS IN  COM            393122106  14,531      150,000      Put   DEFINED   1, 2      150,000
GSI COMMERCE INC              COM            36238G102  16,560      597,391  SH        DEFINED   1, 2      597,391
HARLEY DAVIDSON INC           COM            412822108  53,965    1,922,500  SH        DEFINED   1, 2    1,922,500
INVENTIV HEALTH INC           COM            46122E105  65,662    2,923,487  SH        DEFINED   1, 2    2,923,487
IXIA                          COM            45071R109  25,981    2,802,696  SH        DEFINED   1, 2    2,802,696
LIONBRIDGE TECHNOLOGIES INC   COM            536252109   1,820      501,451  SH        DEFINED   1, 2      501,451
MENTOR GRAPHICS CORP          COM            587200106  15,194    1,894,555  SH        DEFINED   1, 2    1,894,555
MF GLOBAL HLDGS LTD           COM            55277J108  67,939    8,418,709  SH        DEFINED   1, 2    8,418,709
MONOLITHIC PWR SYS INC        COM            609839105   3,903      175,000  SH        DEFINED   1, 2      175,000
NETAPP INC                    COM            64110D104  20,338      625,000  SH        DEFINED   1, 2      625,000
NETEZZA CORP                  COM            64111N101  10,072      787,500  SH        DEFINED   1, 2      787,500
NETSCOUT SYS INC              COM            64115T104  18,165    1,228,200  SH        DEFINED   1, 2    1,228,200
NETSUITE INC                  COM            64118Q107   4,071      280,000  SH        DEFINED   1, 2      280,000
NEWELL RUBBERMAID INC         COM            651229106  31,774    2,090,400  SH        DEFINED   1, 2    2,090,400
NICE SYS LTD                  SPONSORED ADR  653656108     870       27,400  SH        DEFINED   1, 2       27,400
NVR INC                       COM            62944T105   9,808       13,500  SH        DEFINED   1, 2       13,500
ON SEMICONDUCTOR CORP         COM            682189105  54,690    6,836,270  SH        DEFINED   1, 2    6,836,270
QUALCOMM INC                  COM            747525103  52,240    1,245,000  SH        DEFINED   1, 2    1,245,000
RIVERBED TECHNOLOGY INC       COM            768573107  24,282      855,000  SH        DEFINED   1, 2      855,000
SCHWAB CHARLES CORP NEW       COM            808513105  21,961    1,175,000  SH        DEFINED   1, 2    1,175,000
SYNOPSYS INC                  COM            871607107   5,607      250,650  SH        DEFINED   1, 2      250,650
TALEO CORP                    CL A           87424N104   1,311       50,586  SH        DEFINED   1, 2       50,586
VERIGY LTD                    SHS            Y93691106  21,150    1,891,809  SH        DEFINED   1, 2    1,891,809
VISA INC                      COM CL A       92826C839   6,190       68,000  SH        DEFINED   1, 2       68,000






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